Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUE	$ 0	$ 0	$ 0	$ 0
EXPENSES
Administrative fee – related party	30,000	30,000	90,000	90,000	120,000	40,000
General and administrative expenses	3,290,249	425,846	4,248,250	1,021,755	1,132,661	811,091
TOTAL EXPENSES	3,320,249	455,846	4,338,250	1,111,755	1,252,661	851,091
OTHER INCOME
Investment income from Trust Account	74,232	3,146,769	4,554,058	9,927,002	12,654,638	4,375,763
Interest income	11	5,142	2,387	19,400	22,557	6,947
TOTAL OTHER INCOME	74,243	3,151,911	4,556,445	9,946,402	12,677,195	4,382,710
INCOME (LOSS) BEFORE INCOME TAX PROVISION	(3,246,006)	2,696,065	218,195	8,834,647	11,424,534	3,531,619
Income tax provision	5,002	650,235	924,823	2,053,257	2,615,474	878,369
Net Income (Loss)	(3,251,008)	2,045,830	(706,628)	6,781,390	$ 8,809,060	$ 2,653,250
Class A Common Stock
OTHER INCOME
Net Income (Loss)	$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding	55,195,379	55,200,000	55,198,449	55,200,000	55,200,000	55,200,000
Basic and diluted net income per share	$ 0.00	$ 0.04	$ 0.06	$ 0.14	$ 0.18	$ 0.06
Class B Common Stock
OTHER INCOME
Net Income (Loss)	$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding	13,800,000	13,800,000	13,800,000	13,800,000	13,800,000	13,800,000
Basic and diluted net income per share	$ (0.24)	$ (0.03)	$ (0.31)	$ (0.07)	$ (0.07)	$ (0.05)